Equity Textual 2 (Details) - USD ($)	Sep. 30, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 28, 2016	Mar. 31, 2016	Mar. 17, 2016	Feb. 28, 2016	Dec. 31, 2015	Nov. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Equity Textual 2 Details
Company issued shares of stock to a director												10,000
Issued shares of stock to an officer										5,000		5,000
Aggregate of shares of stock to two consultants												$ 21,038
Shares were valued at												$ 5.3
Shares were valued at per share												$ 191,000
Shares vested during the year												$ 33,037
The remaining shares												3,001
The remaining shares valued												$ 15,905
Company issued shares of common stock to an employee		$ 31,000									$ 625
Company issued shares of common stock to an employee valued at		$ 91,760									$ 4,063
Company issued shares of common stock to an employee at per share		$ 2.97									$ 6.5
Issued shares of common stock to an employee											$ 2,500
Issued shares of common stock to an employee valued at											$ 15,375
Issued shares of common stock to an employee at per share											$ 6.15
Shares of common stock issued	6,267,577									6,239,073			6,197,411
Shares of common stock outstanding										6,206,573			6,127,411
Shares issued										12,500			32,500
Unvested shares pursuant to the Company's 2011 Equity Incentive Plan										$ 32,500			$ 70,000
Shares of common stock were reserved for issuance under the 2011 Plan	62,250									1,500
Shares of common stock were reserved for issuance under the 2013 Plan	$ 638,538									$ 170,837
Shares subject to vesting restrictions under the 2013 Plan	$ 750,000									$ 32,500
Number of issued and outstanding shares of our common stock decreased								$ 622,969,835
Reverse Stock Split shares								$ 6,229,710
Number of authorized shares of our common stock decreased from 750,000,000 to								7,500,000
Increase the number of authorized shares of the common stock from 7,500,000 to						15,000,000
Common stock reserved for issuance under the 2013 Plan by shares						$ 638,538
Shares of our common stock to a total of shares (on a post-Reverse Stock Split basis)						$ 750,000
Company issued shares of common stock to a new employee									625
Company issued shares of common stock to a new employee valued at									$ 3,012
Company issued shares of common stock to a new employee valued at per share									$ 4.82
Company issued shares of common stock to a new consultant		4,167	2,515	2,459	3,529		3,080
Company issued shares of common stock to a consultant valued at		$ 12,501	$ 7,498	$ 7,499	$ 15,000		$ 14,999
Company issued shares of common stock to a consultant valued at per share		$ 3.00	$ 2.982	$ 3.05	$ 4.25		$ 4.87